Shareholder Report, Line Graph (Details) DFFR_DFA Diversified Fixed Income Portfolio_Institutional_TSR Annual {Institutional} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Aug. 10, 2016	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name											DFA Diversified Fixed Income Portfolio – Institutional
Accumulated Value	$ 11,090	$ 10,348	$ 10,148	$ 11,107	$ 11,167	$ 10,609	$ 9,826	$ 9,930	$ 9,936	$ 10,000	$ 11,758
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,797	9,767	9,733	11,543	11,598	10,922	9,795	10,000	9,911	10,000	$ 11,462
Bloomberg U.S. Government Bond Index Intermediate [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Government Bond Index Intermediate
Accumulated Value	$ 10,807	$ 10,107	$ 9,962	$ 10,957	$ 11,127	$ 10,569	$ 9,805	$ 9,906	$ 9,937	$ 10,000	$ 11,423